PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 101.4%
Municipal Bonds
ABAG Fin. Auth. for Nonprofit Corp. Rev., Sharp Healthcare, Series A, Rfdg.	5.000%	08/01/43	2,000	$2,140,969
Alameda Corridor Trans. Auth. Rev.,
Second Sub. Lien, Series B, Rfdg.	5.000	10/01/34	2,150	2,521,043
Second Sub. Lien, Series B, Rfdg.	5.000	10/01/37	700	813,518
Sr. Lien, Series A, Rfdg.	5.000	10/01/22	375	390,003
Sr. Lien, Series A, Rfdg., AGM	5.000	10/01/28	1,000	1,084,402

Anaheim Calif. Pub. Fing. Auth. Rev., Series A, Rfdg.	5.000	05/01/39	1,000	1,080,008
Bay Area Toll Auth. Rev.,
Rfdg.	5.000	04/01/27	1,655	2,014,249
Rfdg.	5.000	04/01/28	1,365	1,701,059
Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	750	793,329
Series F-1 (Pre-refunded date 04/01/27)(ee)	5.000	04/01/56	1,000	1,225,456
Series F-1, Rfdg. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/54	1,000	1,106,468
California Cmnty. Choice Fing. Auth. Rev.,
Series B-1, Green Bond (Mandatory put date 08/01/31)	4.000(cc)	02/01/52	2,000	2,425,541
Series B-2, Green Bond (Mandatory put date 08/01/31)	0.500(cc)	02/01/52	1,120	1,113,981
California Cnty. Tob. Secur. Agcy. Rev.,
Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	505	505,136
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	500	620,610
Sr. Series A, Rfdg.	5.000	06/01/27	525	638,275
Sr. Series A, Rfdg.	5.000	06/01/28	1,730	2,152,667
Sr. Series A, Rfdg.	5.000	06/01/30	930	1,205,905

California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg.	5.000	10/01/49	2,000	2,323,882
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Hlth. Sys., Series A, Rfdg.(hh)	4.000	08/15/48	1,000	1,185,970
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	1,155	1,355,911
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,165,089
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	535	622,827
Commonspirit Hlth., Series A, Rfdg.	5.000	04/01/32	500	642,399
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	1,830	2,374,928
Kaiser Permanente, Sub. Series A-2, Rfdg.	4.000	11/01/44	3,045	3,492,258
Lucile Salter Packard Children’s Hosp. at Stanford, Series A, Rfdg.(hh)	5.000	05/15/26	1,000	1,151,580
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/24	1,000	1,128,458
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	371,796
Providence St. Joseph, Hlth. Proj., Series C, Rfdg. (Mandatory put date 10/01/25)	5.000(cc)	10/01/39	2,355	2,750,872

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Hlth. Facs. Fing. Auth. Rev., (cont’d.)
St. Joseph Hlth. Sys., Series C, Rmkt., Rfdg. (Mandatory put date 10/18/22)	5.000%(cc)	07/01/34	515	$536,334
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,140,378
Stanford Healthcare, Series A, Rfdg. (Mandatory put date 08/15/25)	3.000(cc)	08/15/54	1,000	1,090,308
California Infrast. & Econ. Dev. Bank Rev.,
J. Paul Getty Trust, Series B-1, Rfdg. (Mandatory put date 01/01/24)	0.390(cc)	10/01/47	1,000	1,000,948
Sustainability Bond CA ACAD Sciences, Series B, Rmkt., Rfdg. (Mandatory put date 08/01/24)	0.400(cc)	08/01/47	2,500	2,515,218
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	630	667,911
CHF-Davis I, LLC, West Village Student Hsg. Proj.	5.000	05/15/23	495	525,930
CHF-Davis I, LLC, West Village Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	950,525
Exxonmobil Proj., Rfdg., FRDD	0.040(cc)	12/01/29	4,865	4,865,000
Green Bond-Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,000	1,167,185
Humangood Calif. Oblig. Grp.	4.000	10/01/49	1,000	1,155,082
Series A, 144A	5.500	06/01/48	250	275,769
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/43	2,500	2,959,618
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	909,924
Wste. Mgmt., AMT (Mandatory put date 12/01/23)	0.700(cc)	12/01/44	1,000	999,361

California Poll. Ctrl. Fing. Auth. Rev., Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	500	325,000
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Proj., Rfdg. (Mandatory put date 09/01/23)	0.600(cc)	08/01/40	750	750,844
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	162,500
Wste. Mgmt. Proj., Series A, Rmkt. (Mandatory put date 05/01/24)	2.500(cc)	11/01/38	1,375	1,431,480
California Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	331,016
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	610	673,566
Kipp. Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,000	1,206,203
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,120,224
Kipp. LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,121,039
Kipp. LA. Proj., Series A, 144A	5.000	07/01/47	1,230	1,430,459
California St.,
GO	5.000	03/01/45	2,000	2,260,800
GO, Rfdg.	3.250	04/01/45	1,000	1,092,405
GO, Rfdg.	5.000	08/01/28	1,710	2,107,272
GO, Rfdg.	5.000	09/01/28	1,500	1,902,493
GO, Rfdg.	5.000	11/01/28	1,095	1,392,201

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California St., (cont’d.)
GO, Rfdg.	5.000%	12/01/28	1,000	$1,273,884
GO, Rfdg.	5.000	08/01/45	1,500	1,718,027
GO, Rfdg.	5.000	08/01/46	1,500	1,764,953
Unrefunded Balance, GO	5.500	04/01/30	5	5,020
Var. Purp., GO	3.000	03/01/28	2,000	2,261,935
Var. Purp., GO	4.000	04/01/49	2,000	2,336,033
Var. Purp., GO	5.250	04/01/35	1,250	1,270,525
Var. Purp., GO, Rfdg.	4.000	10/01/27	2,000	2,364,182
Var. Purp., GO, Rfdg.	5.000	10/01/47	2,000	2,330,519
California St. Pub. Wks. Brd. Lease Rev.,
Forward Delivery, Series A, Rfdg.	5.000	02/01/28	2,375	2,952,864
Judicial Council Projs., Series D	5.000	12/01/31	1,000	1,000,000
Off. Emerg. Svcs., Series F, Rfdg.	5.000	04/01/25	175	201,229
Series C, Rfdg.(hh)	5.000	08/01/28	875	1,048,435
Var. Purp., Series A, Rfdg.(hh)	5.000	08/01/27	1,000	1,207,218

California Statewide Cmntys. Dev. Auth., Spl. Tax, Cmnty. Facs. Dist. #97-1, CABS	0.795(s)	09/01/22	235	233,603
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	264,663
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	806,392
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,351,971
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	1,000	1,142,106
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250	12/01/44	1,585	1,781,621
Methodist Hosp. of Southern CA Proj.	5.000	01/01/22	200	200,686
Methodist Hosp. of Southern CA Proj.	5.000	01/01/23	500	522,867
Methodist Hosp. of Southern CA Proj.	5.000	01/01/24	450	489,218
Methodist Hosp. of Southern CA Proj.	5.000	01/01/48	1,975	2,355,187
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	2,003,759

Chino Basin Regl. Fing. Auth. Rev., NTS, Series B	4.000	11/01/25	2,405	2,712,711
Fontana, Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000	09/01/34	500	548,145
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/24	880	975,714
Series A-1, Rfdg.	5.000	06/01/25	360	413,303
Series A-1, Rfdg.	5.000	06/01/26	660	775,278
Series A-1, Rfdg.	5.000	06/01/27	765	921,215
Series A-1, Rfdg.	5.000	06/01/28	1,510	1,816,282
Series A-1, Rfdg.	5.000	06/01/29	1,830	2,199,517
Series A-1, Rfdg.	5.000	06/01/33	1,405	1,713,036

Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	500	544,562

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000%	09/01/28	750	$847,484
Jurupa Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/42	1,250	1,380,067
La Mesa-Spring Vlly. Sch. Dist., GO, Election of 2002, Series B, CABS, Rfdg., NATL	0.347(s)	08/01/23	2,000	1,988,456
La Verne, Brethren Hillcrest Homes, COP, Rfdg. (Pre-refunded date 05/15/22)(ee)	5.000	05/15/36	1,250	1,289,786
Lincoln Pub. Fing. Auth., Twelve Bridges, Sub. Series B, Tax Alloc., Rfdg.	6.000	09/02/27	912	915,963
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,655	3,673,137
Series A	5.500	11/15/30	1,375	1,814,837
Series A	5.500	11/15/32	440	604,343
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.000	05/15/38	2,500	2,659,602
Series A, AMT	5.250	05/15/48	1,000	1,233,342
Series B, Rfdg., AMT	5.000	05/15/31	905	1,118,011
Sr. Series C, AMT	5.000	05/15/28	1,000	1,249,469
Sub. Series C, Rfdg.	5.000	05/15/24	390	433,040
Sub-P3. Proj., Series A, Rfdg., AMT	5.000	05/15/28	1,250	1,550,807

Los Angeles Cnty. Metro. Trans. Auth. Rev., Green Bond, Measure R, Jr. Sub. Sales Tax, Series A	5.000	06/01/29	1,645	2,131,050
Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Series A	5.000	11/15/44	1,250	1,298,438
Los Angeles Dept. of Wstewtr. Sys. Rev., Green Bond, Sub. Wtr. Sys., Series A	4.000	06/01/42	1,500	1,726,917
Los Angeles Dept. of Wtr. & Pwr. Rev., Series B, Rfdg.	5.000	07/01/41	1,000	1,310,538
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series B	5.000	07/01/34	2,500	2,680,632
Los Angeles Unif. Sch. Dist., Series C, GO	5.000	07/01/28	1,000	1,263,043
Metro. Wtr. Dist. of Southern Calif. Rev., Sub. Series C, Rmkt. (Mandatory put date 11/23/23)	0.190(cc)	07/01/47	2,000	2,035,376
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,620,266
Northern Calif. Energy Auth. Rev., Series A (Mandatory put date 07/01/24)	4.000(cc)	07/01/49	3,975	4,308,311
Northern Calif. Tob. Secur. Auth. Rev., Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,000	1,243,219
Northern Calif. Transmn. Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	750	874,918

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250%	08/15/45	2,150	$2,421,440
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,751,134
Orange Cnty. Trans. Auth. Rev.,
Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,077,880
I-405 Impt. Proj. BANS	5.000	10/15/24	1,500	1,694,613
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	1.096(s)	08/01/26	1,375	1,306,561
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	2,066,710
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	625	752,917
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	1,875	2,325,490
Sr. Lien, Series P, Rfdg., AMT (Pre-refunded date 05/01/22)(ee)	5.000	05/01/33	1,750	1,782,682

Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/35	1,000	1,125,054
Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	390	401,917
Sr. Lien, Series A	6.000	07/01/47	325	335,308
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	1.519(s)	07/01/27	2,072	1,903,998
Series A-1, CABS	1.597(s)	07/01/24	930	892,516

Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area, Tax Alloc., Rfdg., AGM	5.000	09/01/32	450	502,183
Redding Elec. Sys. Rev., RIBS, NATL, ETM(ee)	12.269(e)	07/01/22	295	315,091
Riverside Cnty. Infrast. Fing. Auth. Rev.,
Series A, Rfdg. (Pre-refunded date 11/01/25)(ee)	4.000	11/01/37	190	214,930
Unrefunded, Series A	4.000	11/01/37	1,080	1,210,785

Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded 11/01/25)(ee)	5.250	11/01/45	1,000	1,183,748
Roseville,
Spl. Tax, Fiddyment Ranch Cmnty. Facs.	4.000	09/01/50	1,775	2,004,831
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	337,326
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	500	553,951

Sacramento Area Flood Ctrl. Agy., Series A, Spl. Assmt., Rfdg.	5.000	10/01/41	1,000	1,181,528
Sacramento Cnty., Spl. Tax, Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,276,527

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Rfdg.	5.000%	12/01/28	500	$639,843
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys. (Pre-refunded date 12/01/21)(ee)	7.500	12/01/41	500	500,000
Cmnty. Mem. Hlth. Sys. (Pre-refunded date 12/01/21)(ee)	8.000	12/01/26	500	500,000
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/29	1,970	2,108,958
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/30	650	695,657
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/43	2,000	2,129,372
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,244,799
Sub. Series C, Rfdg., AMT	5.000	07/01/24	625	697,273
San Diego Cnty. Wtr. Auth. Rev.,
Green Bond, Series A, Rfdg.	5.000	05/01/27	755	930,791
Green Bond, Series A, Rfdg.	5.000	05/01/28	750	949,365
San Diego Pub. Facs. Fing. Auth. Rev.,
Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,153,029
Series A, Rfdg.	5.000	08/01/28	1,000	1,268,324
San Francisco City & Cnty. Arpt. Commn. Rev.,
Second Series A, Rfdg.	5.000	05/01/27	400	473,971
Second Series A, Rfdg., AMT	5.000	05/01/31	1,050	1,069,733
Second Series A, Rfdg., AMT	5.250	05/01/33	545	580,805
Series A, Rfdg., AMT	5.000	05/01/31	500	655,217
Series D, Rfdg., AMT	5.000	05/01/26	1,300	1,535,657
Series H, Rfdg., AMT	5.000	05/01/24	250	276,918
Spl. Facs. Lease, Rfdg., AMT	5.000	01/01/23	650	681,586

San Jose CA Int’l. Arpt. Rev., Series A, Rfdg., AMT	5.000	03/01/29	1,000	1,256,415
San Leandro Cmnty. Facs. Dist. No. 1, Spl. Tax Dist. No. 1	6.500	09/01/25	1,530	1,536,220
San Mateo Foster City Pub. Fing. Auth. Rev, Series B	5.000	08/01/25	1,000	1,163,736
Santa Margarita Wtr. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	315	337,495
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	1.409(s)	08/01/29	1,250	1,122,401
Santa Monica Cmnty. Clg. Dist., Election of 2002, Series A, GO, NATL	1.225(s)	08/01/28	1,055	972,445
Southern Calif. Tob. Secur. Auth. Rev.,
San Diego Co., Asset security, Rfdg.	5.000	06/01/25	1,480	1,707,467
San Diego Co., Asset security, Rfdg.	5.000	06/01/28	420	523,119

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Series A, Rmkt. (Pre-refunded date 10/01/23)(ee)	6.250%	10/01/40	700	$776,495
Univ. of California Rev., Gen. Series AK, Rfdg. (Mandatory put date 05/15/23)	5.000(cc)	05/15/48	1,275	1,364,521
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,114,764

TOTAL INVESTMENTS 101.4% (cost $214,620,925)				226,508,790
Liabilities in excess of other assets(z) (1.4)%				(3,228,651)

Net Assets 100.0%				$223,280,139

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding
RIBS—Residual Interest Bonds
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at November 30, 2021.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2021.

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
9	20 Year U.S. Treasury Bonds	Mar. 2022	$1,459,125	$(26,132)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).